Annual Total Returns [BarChart] - Ariel Appreciation Fund - Investor Class	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	(7.35%)
Annual Return 2012	19.35%
Annual Return 2013	46.21%
Annual Return 2014	8.15%
Annual Return 2015	(6.22%)
Annual Return 2016	12.67%
Annual Return 2017	15.10%
Annual Return 2018	(13.99%)
Annual Return 2019	24.60%
Annual Return 2020	7.36%